INCOME TAXES (Schedule of Components of Tax Benefit (Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (Loss) before income tax
PRC	$ 10,535,785	$ 2,938,038	$ (69,465)
Other jurisdictions	(5,628,096)	583,861	296,039
Total	4,907,689	3,521,899	226,574
Current tax expense
PRC	(553,859)	(11,926)	0
Other jurisdictions	(351,735)	(222,094)	(283,829)
Subtotal	(905,594)	(234,020)	(283,829)
Deferred tax benefit (expense)
PRC	748,490	1,402	0
Other jurisdictions	345,895	(89,450)	151,737
Subtotal	1,094,385	(88,048)	151,737
Total income tax benefit (expense)	$ 188,791	$ (322,068)	$ (132,092)